Real Estate - Schedule of Acquisitions (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) ft²	Sep. 30, 2019 USD ($) ft²
Quaker
Real Estate Properties [Line Items]
Percentage of Acquisition Fees		2.50%
Purchase Price		$ 37,674
Approx. Square Feet (in sqft) | ft²		124,900
Acquisition fees and expenses to non- affiliates		$ 1,059
Pepsi Bottling Ventures Loan
Real Estate Properties [Line Items]
Purchase Price			$ 34,937
Approx. Square Feet (in sqft) | ft²			526,320
Acquisition fees and expenses to non- affiliates	$ 386